13. Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
13. Segment Information

The Company has one business segment, which is the development of software for licensing to the telecommunications industry.

The Company’s revenues were generated in the following geographic areas:

	2014	2013
Europe	$0.7 million	$3.7 million
Asia	$3.7 million	$4.7 million
Russia	$0.1 million	$0.4 million
USA	$0.6 million	$0.3 million